Commitments and Contingencies (Purchase and sale commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 bbl
Floating Price Sales [Member]
Purchase and sale commitments
Sales volume (in barrels)	7,293,000
Sales value	$ 389,949
Fixed Price Sales [Member]
Purchase and sale commitments
Sales volume (in barrels)	13,612,000
Sales value	1,152,966
Floating Price Purchases [Member]
Purchase and sale commitments
Purchases volume (in barrels)	7,187,000
Purchases value	373,539
Fixed Price Purchases [Member]
Purchase and sale commitments
Purchases volume (in barrels)	13,648,000
Purchases value	$ 1,141,694